Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN CUSTODIAN FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Custodian Funds-25 | Franklin Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund's Prospectus and under “Buying and Selling Shares” on page 82 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The Fund concentrates (invests more than 25% of its total assets) in companies operating in the utilities industry. The Fund invests primarily in equity securities, which consist mainly of common stocks.

The Fund searches for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity and gas sector. Generally, the Fund seeks to invest in companies producing a high percentage of earnings from their regulated operations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of public utilities companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Utilities Industry

Utility company equity securities, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1'16	14.75%
Worst Quarter:	Q1'09	-10.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>(figures reflect sales charges) For the periods ended December 31, 2018
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

Historical performance for Class A shares in the bar chart and table above is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 4.25% that was in effect prior to March 1, 2019. Class A and A1 shares, however, currently are subject to a maximum front-end sales charge of 3.75% effective on March 1, 2019. If the maximum front-end sales charge of 3.75% was reflected, performance for Class A and Class A1 in the average annual total returns table would be higher.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Custodian Funds-25 | Franklin Utilities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%	[1],[2]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2],[3]
Management fees	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%	[4]
1 year	rr_ExpenseExampleYear01	$ 507	[5]
3 years	rr_ExpenseExampleYear03	682	[5]
5 years	rr_ExpenseExampleYear05	871	[5]
10 years	rr_ExpenseExampleYear10	$ 1,418	[5]
2009	rr_AnnualReturn2009	13.82%
2010	rr_AnnualReturn2010	6.84%
2011	rr_AnnualReturn2011	19.44%
2012	rr_AnnualReturn2012	5.64%
2013	rr_AnnualReturn2013	13.70%
2014	rr_AnnualReturn2014	25.17%
2015	rr_AnnualReturn2015	(7.39%)
2016	rr_AnnualReturn2016	17.77%
2017	rr_AnnualReturn2017	10.56%
2018	rr_AnnualReturn2018	2.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.67%)
Franklin Custodian Funds-25 | Franklin Utilities Fund | Class A1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%	[1]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 497	[5]
3 years	rr_ExpenseExampleYear03	651	[5]
5 years	rr_ExpenseExampleYear05	819	[5]
10 years	rr_ExpenseExampleYear10	$ 1,304	[5]
Franklin Custodian Funds-25 | Franklin Utilities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 226
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,500
Franklin Custodian Funds-25 | Franklin Utilities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	$ 1,329
Franklin Custodian Funds-25 | Franklin Utilities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[7]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%	[7]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[7]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	165
5 years	rr_ExpenseExampleYear05	289
10 years	rr_ExpenseExampleYear10	$ 651
Franklin Custodian Funds-25 | Franklin Utilities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(1.70%)
Past 5 years	rr_AverageAnnualReturnYear05	8.21%
Past 10 years	rr_AverageAnnualReturnYear10	9.98%
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Class A1
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(1.67%)
Past 5 years	rr_AverageAnnualReturnYear05	8.23%
Past 10 years	rr_AverageAnnualReturnYear10	9.98%
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.23%
Past 5 years	rr_AverageAnnualReturnYear05	8.61%
Past 10 years	rr_AverageAnnualReturnYear10	9.92%
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.35%
Past 5 years	rr_AverageAnnualReturnYear05	8.79%
Past 10 years	rr_AverageAnnualReturnYear10	10.08%
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.92%
Past 5 years	rr_AverageAnnualReturnYear05	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[8]
Franklin Custodian Funds-25 | Franklin Utilities Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.89%
Past 5 years	rr_AverageAnnualReturnYear05	9.34%
Past 10 years	rr_AverageAnnualReturnYear10	10.64%
Franklin Custodian Funds-25 | Franklin Utilities Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(3.34%)
Past 5 years	rr_AverageAnnualReturnYear05	6.90%
Past 10 years	rr_AverageAnnualReturnYear10	8.94%
Franklin Custodian Funds-25 | Franklin Utilities Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.36%)
Past 5 years	rr_AverageAnnualReturnYear05	6.27%
Past 10 years	rr_AverageAnnualReturnYear10	8.06%
Franklin Custodian Funds-25 | Franklin Utilities Fund | S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	4.11%
Past 5 years	rr_AverageAnnualReturnYear05	10.75%
Past 10 years	rr_AverageAnnualReturnYear10	10.46%
Franklin Custodian Funds-25 | Franklin Utilities Fund | S&P 500® Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 years	rr_AverageAnnualReturnYear05	8.50%
Past 10 years	rr_AverageAnnualReturnYear10	13.12%

[1]	Effective March 1, 2019, the maximum sales charge (load) imposed on purchases of Class A and A1 shares is 3.75%. Prior to March 1, 2019, the maximum sales charge (load) on purchases of Class A and A1 shares is 4.25%.
[2]	The Fund publicly began offering Class A shares (formerly Class M shares) on September 10, 2018.
[3]	There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More – Income, U.S. Government Securities and Utilities Funds" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.
[4]	The Fund publicly began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.
[5]	The Example numbers for Class A and A1 shares reflect the maximum sales charge (load) imposed on purchases of Class A and A1 shares of 4.25%, which is the maximum sales charge (load) on purchases of Class A and A1 shares prior to March 1, 2019. If the maximum sales charge (load) on purchases of Class A and A1 shares of 3.75% that was effective on March 1, 2019 was reflected, the expenses for Class A and A1 shares in the chart above would be lower.
[6]	Effective October 5, 2018, Class C shares of the Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions are on the basis of the relative net asset values of the two classes, are not subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Share Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[7]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until January 31, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.
[8]	Since inception May 1, 2013.